FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Changes in Fair Value
The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$2,158		$2,158
Other current assets:
Foreign currency derivative instruments		$12	$12
Total financial assets	$2,158	$12	$2,170

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$2,650		$2,650
Other current liabilities:
Foreign currency derivative instruments		$6	$6
Total financial assets	$2,650	$6	$2,656